JMT	Nuveen Mortgage Opportunity Term Fund 2 Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 137.6% (96.3% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 121.5% (85.1% of Total Investments)

$925	280 Park Avenue Mortgage Trust, Series 2017-280P, 144A, (1-Month LIBOR reference rate + 2.119% spread), (3)	4.592%	9/15/34	BB–	$927,888
465	ALM VII R Ltd, Series ALM 2013-7RA CR, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	3.830%	10/25/28	N/R	465,877
465	ALM VII R Ltd, Series ALM 2013-7RA, 144A, (1-Month LIBOR reference rate + 1.250% spread), (3)	3.727%	2/25/47	A	466,942
312	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	311,556
87	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.644%	1/25/47	AAA	87,113
252	Angel Oak Mortgage Trust, Series 2017-2, 144A	2.478%	7/25/47	AAA	250,634
400	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	N/R	351,831
220	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2018-DSNYD, 144A, (1-Month LIBOR reference rate + 1.700% spread), (3)	4.173%	9/15/34	BBB–	219,617
510	BANK 2018-BNK15, Series BANK 2018-BN15 C	4.804%	11/15/61	A–	527,309
1,425	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1, (1-Month LIBOR reference rate + 0.180% spread), (3)	2.657%	3/25/37	Caa3	1,391,023
825	Bellemeade Re 2019-1 Ltd, 144A, (1-Month LIBOR reference rate + 1.300% spread), (3)	3.777%	3/25/29	N/R	825,000
675	BENCHMARK 2018-B1 Mortgage Trust, 144A	2.750%	1/15/51	BBB–	551,108
400	Bunker Hill Loan Depositary Trust 2019-1, 144A	3.817%	10/26/48	AA+	399,722
858	Chaseflex Trust Series 2007-2, (1-Month LIBOR reference rate + 0.280% spread), (3)	2.757%	5/25/37	B3	819,661
210	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	185,688
290	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50	BBB–	247,519
68	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	4.814%	3/25/36	Caa2	64,191
413	Civic Mortgage LLC, 144A	3.892%	6/25/22	N/R	412,064
355	COLT 2018-3 Mortgage Loan Trust, SeriesOLT 2018-3, 144A	4.283%	10/26/48	BBB	355,265
442	COLT 2019-1 Mortgage Loan Trust, 144A	3.705%	3/25/49	AAA	443,904
190	Commercial Mortgage Pass Through Certificates 2012-CR3, 144A	4.911%	10/15/45	A–	185,805
970	Commercial Mortgage Pass Through Certificates Series CR5 A4, 144A	4.465%	12/10/45	Baa3	919,042
950	Commercial Mortgage Pass-Through Certificates, Series 2017-CR9, 144A	4.398%	7/10/45	BBB–	841,246
611	Connecticut Avenue Securities Trust 2019-R01, 144A, (1-Month LIBOR reference rate + 0.850% spread), (3)	3.327%	7/25/31	Aaa	610,860
1,310	Core Industrial Trust, Series 2015-CALW, 144A	3.979%	2/10/34	B	1,304,357
851	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	4.074%	3/20/36	Caa3	790,613
544	Countrywide Home Loans, Mortgage Pass-Through Trust Series 2007-HY04	4.018%	9/25/47	N/R	506,745
1,400	CSAIL 2015-C3 Commercial Mortgage Trust, Series CSAIL 2015-C3	5.627%	7/25/30	Aaa	1,356,193
1,150	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.937%	4/15/50	BBB–	1,043,746
456	CSMC 2018-RPL8 Trust, SeriesSMC 2018-RPL8, 144A	4.125%	7/25/58	N/R	457,639
623	Eagle RE 2018-1 Ltd, Series EMIR 2018-1, 144A, (1-Month LIBOR reference rate + 1.700% spread), (3)	4.177%	11/25/28	N/R	625,286
930	Fannie Mae Connecticut Avenue Securities	6.227%	10/25/30	N/R	923,524
320	Fannie Mae Connecticut Avenue Securities , Series 2014-C04, (1-Month LIBOR reference rate + 4.900% spread), (3)	7.377%	11/25/24	A2	359,083
1,230	Fannie Mae Connecticut Avenue Securities , Series 2016-C03, (1-Month LIBOR reference rate + 5.900% spread), (3)	8.377%	10/25/28	BB	1,391,994
1,644	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.677%	8/25/30	Aaa	1,639,173

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,235	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.550% spread), (3)	5.027%	12/25/30	B	$1,242,732
500	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3)	5.477%	10/25/29	Ba2	527,616
675	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.550% spread), (3)	4.766%	7/25/29	Aaa	725,080
794	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, (1-Month LIBOR reference rate + 5.250% spread), (3)	7.727%	10/25/23	A–	896,874
2,211	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.477%	3/25/31	B	2,192,364
518	Fannie Mae REMIC Pass-Through Certificates	0.000%	6/25/36	N/R	447,866
1,071	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.550% spread), (3)	8.027%	4/25/28	BB	1,199,081
386	Fannie Mae, Connecticut Ave Securities, Series 2015-C04, (1-Month LIBOR reference rate + 5.700% spread), (3)	8.177%	4/25/28	BB–	441,103
364	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.300% spread), (3)	6.777%	2/25/25	BBB–	397,168
415	Fannie Mae, Connecticut Avenue Securities, Series 2015-C01, (1-Month LIBOR reference rate + 4.550% spread), (3)	7.027%	2/25/25	A–	444,095
679	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.477%	7/25/25	BBB–	745,372
546	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.477%	7/25/25	BB–	607,854
1,025	Fannie Mae, Connecticut Avenue Securities, Series 2016-C04, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.727%	1/25/29	AAA	1,127,600
1,217	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.927%	1/25/29	Aaa	1,331,956
1,200	Fannie Mae, Connecticut Avenue Securities, Series 2016-C06, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.727%	4/25/29	BB	1,329,212
475	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 2.850% spread), (3)	5.327%	11/25/29	B	492,462
1,446	Fannie Mae, Connecticut Avenue Securities, Series 2017-C04, (1-Month LIBOR reference rate + 5.050% spread), (3)	7.527%	11/25/29	N/R	1,594,922
810	Fannie Mae, Connecticut Avenue Securities, Series 2017-C05, (1-Month LIBOR reference rate + 2.200% spread), (3)	4.677%	1/25/30	B1	819,895
1,075	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 3.650% spread), (3)	6.127%	9/25/29	Aaa	1,157,489
1,000	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.927%	2/25/30	N/R	1,053,006
670	Fannie Mae, Connecticut Avenue Securities, Series 2017-C06, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.927%	5/25/30	N/R	702,588
535	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.977%	5/25/30	B	543,352
1,236	Fannie Mae, Connecticut Avenue Securities, Series 2017-C07, (1-Month LIBOR reference rate + 4.000% spread), (3)	6.477%	5/25/30	N/R	1,284,172
1,000	Fannie Mae, Connecticut Avenue Securities, Series 2018-C01, (1-Month LIBOR reference rate + 2.250% spread), (3)	4.727%	7/25/30	B	1,005,677
715	FHLMC STACR 2018-SPI1, 144A	3.744%	2/25/48	BBB–	714,995
718	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	569,435
378	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	299,715
599	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	4.382%	9/25/35	N/R	572,887
5,230	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	N/R	579,084
1,196	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series K720, 144A	3.506%	7/25/22	Baa3	1,177,536
965	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	N/R	961,410
935	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.808%	1/25/48	BBB–	915,575
373	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K54, 144A	4.189%	4/25/48	BBB–	367,872
384	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K56, 144A	4.073%	6/25/49	BBB–	375,396

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$270	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722, 144A	3.970%	7/25/49	BBB–	$265,890
390	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K68, 144A	3.976%	10/25/49	Baa2	374,123
290	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.601%	11/25/23	BBB	286,612
515	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K725, 144A	4.012%	2/25/50	BBB	508,402
320	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.854%	10/25/49	BBB	304,173
265	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K728, 144A	3.764%	11/25/50	BBB–	258,284
371	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF30, 144A, (1-Month LIBOR reference rate + 3.250% spread), (3)	5.745%	3/25/27	N/R	377,226
415	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A	4.117%	12/25/50	BBB–	400,226
277	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF33, 144A, (1-Month LIBOR reference rate + 2.550% spread), (3)	5.045%	6/25/27	N/R	278,331
557	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-KF40, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	5.195%	11/25/27	N/R	562,530
1,302	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.130%	10/25/44	N/R	187,172
2,000	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K068, (I/O)	2.064%	10/25/44	N/R	280,325
15,827	Freddie Mac Multifamily Structured Pass-Through Certificates FHMS K071 X1, (I/O)	0.420%	11/25/27	AAA	357,562
1,560	Freddie Mac Multifamily Structured Pass-Through Certificates, Series HMS K080, (I/O)	2.343%	8/25/45	N/R	264,665
7,001	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	N/R	440,149
5,015	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.781%	9/25/41	N/R	346,421
1,245	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K061, (I/O)	2.205%	5/25/27	N/R	176,855
1,943	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K065, (I/O)	2.257%	7/25/45	N/R	285,834
1,300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.910%	1/25/43	N/R	63,207
225	Freddie Mac Multifamily Trust, Structured Pass-Through Certificates, Series 2014-K37, 144A	4.714%	1/25/47	A+	233,965
410	Freddie Mac Stacr Trust 2018-HQA2, Series STACR 2018-HQA2, 144A, (1-Month LIBOR reference rate + 2.300% spread), (3)	4.777%	10/25/48	B+	405,446
1,500	Freddie Mac STACR Trust 2019-DNA1, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	3.377%	1/25/49	BBB+	1,501,908
677	Freddie Mac STACR Trust 2019-DNA1, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	5.125%	1/25/49	B+	687,775
345	Freddie Mac Stacr Trust 2019-HQA1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.827%	2/25/49	B+	347,322
1,713	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.300% spread), (3)	4.777%	9/25/30	B	1,714,609
1,125	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.650% spread), (3)	5.127%	12/25/29	B+	1,155,498
1,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	6.377%	12/25/27	A2	1,084,738
1,275	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 3.900% spread), (3)	6.377%	4/25/29	B+	1,407,659
1,155	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.350% spread), (3)	6.827%	9/25/30	N/R	1,189,443
1,125	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2016-HQA3, (1-Month LIBOR reference rate + 1.350% spread), (3)	3.827%	3/25/29	Aaa	1,134,796

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$814	Freddie Mac Structured Agency Credit Risk Debt Notes, Series STACR 2017-DNA3, 144A	4.581%	11/25/48	N/R	$820,460
543	FREMF 2012-K21 Mortgage Trust, 144A	4.068%	7/25/45	BBB+	552,860
1,293	FREMF 2016-K504 Mortgage Trust, 144A	3.134%	9/25/20	N/R	1,288,308
515	FREMF 2017-K725 Mortgage Trust, 144A	5.055%	8/15/45	Baa3	507,197
265	FREMF 2018-K730 Mortgage Trust, 144A	3.926%	2/25/50	BBB	259,838
330	FREMF 2018-K731 Mortgage Trust, 144A	3.910%	2/25/25	BBB	332,356
675	FREMF 2018-K732 Mortgage Trust, 144A	4.194%	5/25/25	Baa3	668,800
340	FREMF 2018-K733 Mortgage Trust, 144A	4.218%	9/25/25	Baa1	343,746
538	GCAT 2018-1 LLC, 144A	3.844%	6/25/48	N/R	537,624
670	General Electric Co, Series GSMS 2018-3PCK, 144A, (1-Month LIBOR reference rate + 2.250% spread), (3)	4.723%	9/15/31	AA–	671,282
100	Ginnie Mae Mortgage Pool	3.000%	1/20/40	N/R	98,366
106	Ginnie Mae Mortgage Pool	3.000%	2/16/40	N/R	104,458
525	Ginnie Mae Mortgage Pool	3.000%	11/20/41	N/R	512,125
465	Ginnie Mae Mortgage Pool	2.500%	9/20/42	N/R	412,229
205	Ginnie Mae Mortgage Pool	3.500%	8/16/43	N/R	210,131
250	Ginnie Mae Mortgage Pool	3.000%	3/20/44	N/R	241,458
750	Ginnie Mae Mortgage Pool	3.500%	8/20/44	N/R	762,379
750	Ginnie Mae Mortgage Pool	3.000%	9/20/44	N/R	735,735
2,712	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	N/R	233,233
604	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	N/R	582,320
431	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	4.264%	4/19/36	N/R	388,871
860	Goldman Sachs GSAA Home Equity Trust, Series 2007-8, (1-Month LIBOR reference rate + 0.450% spread), (3)	2.927%	8/25/37	B1	800,696
375	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2017-500K, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	4.273%	7/15/32	N/R	373,948
701	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	601,905
775	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS6, 144A	3.243%	5/10/50	BBB–	640,317
525	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	5.157%	1/10/47	A3	546,626
228	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	N/R	23,124
169	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	4.277%	5/25/37	D	146,482
432	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	3.578%	7/25/37	N/R	395,983
622	IndyMac INDX Mortgage Loan Trust, Series 07-AR5	3.821%	5/25/37	Ca	576,174
778	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.939%	8/25/35	Caa3	692,358
458	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3	3.425%	3/25/36	Ca	417,788
173	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	124,950
505	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.547%	8/15/46	Baa3	504,727
485	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	4.396%	10/25/36	N/R	446,324
735	LSTAR Securities Investment Trust 2019-1, 144A, (1-Month LIBOR reference rate + 1.700% spread), (3)	4.202%	3/01/24	N/R	735,000
337	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-6, 144A	4.252%	9/01/22	N/R	336,795
274	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-8, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	4.136%	11/01/22	N/R	274,231
663	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (H15T1Y reference rate + 2.400% spread), (3)	4.800%	8/25/36	Caa2	647,102
678	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	4.180%	6/25/37	N/R	549,238
984	MFRA Trust, Series 2017-NPL1, 144A	3.352%	11/25/47	N/R	982,952
287	Millity Mortgage Loan Trust 2018-1, Series MCMLT 2018-1, 144A	3.250%	5/25/62	AAA	285,942
661	Millity Mortgage Loan Trust 2018-3, Series MCMLT 2018-3, 144A	3.500%	8/25/58	Aaa	666,403

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$275	Morgan Stanley Capital I Trust 2017-CLS, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3)	4.423%	11/15/34	Ba3	$273,449
440	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates 2006-TOP21, 144A	5.308%	10/12/52	C	13,197
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CLS, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	5.073%	11/15/34	B3	1,516,394
1,480	Morgan Stanley Mortgage Capital Holdings LLC, Series 2017-237P, 144A	3.865%	9/13/39	BB–	1,384,743
125	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	4.179%	3/25/36	Caa3	106,588
1,031	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-13	6.000%	10/25/37	D	825,782
43	Mortgage IT Trust 2005-3	3.077%	8/25/35	A+	41,854
575	Mortgage IT Trust, Mortgage-Backed Notes , Series 2006-1, (1-Month LIBOR reference rate + 0.200% spread), (3)	2.677%	4/25/36	Ca	514,678
126	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	125,565
635	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2018-4A, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	3.377%	1/25/48	Aaa	630,699
183	Oak Hill Advisors Residential Loan Trust , Series 2017-NPL1, 144A	3.000%	6/25/57	N/R	182,648
988	OneMain Direct Auto Receivables Trust 2018-1, Series ODART 2018-1A, 144A	4.458%	10/25/48	N/R	994,929
441	Opteum Mortgage Acceptance Corporation, Asset backed Pass-Through Certificates, Series 2006-1, (1-Month LIBOR reference rate + 0.300% spread), (3)	2.777%	4/25/36	Caa1	422,336
735	PMT Credit Risk Transfer Trust 2019-1R, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3)	4.484%	3/27/24	N/R	736,760
547	Pretium Mortgage Credit Partners I 2018-NPL4 LLC, Series PRET 2018-NPL4, 144A	4.826%	9/25/58	N/R	551,357
527	Pretium Mortgage Credit Partners I 2019-NPL1 LLC, 144A	4.213%	7/25/60	N/R	528,437
621	PRPM 2018-2 LLC, Series PRPM 2018-2A, 144A	4.000%	8/25/23	N/R	622,441
1,013	PRPM 2018-3 LLC, Series PRPM 2018-3A, 144A	4.483%	10/25/23	N/R	1,020,502
509	Radnor RE 2019-1 Ltd, 144A, (1-Month LIBOR reference rate + 1.250% spread), (3)	3.727%	2/25/29	N/R	508,999
978	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.813%	9/25/35	N/R	850,684
778	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	702,173
528	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.947%	1/25/36	Caa3	472,557
2,076	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2, (1-Month LIBOR reference rate + 0.290% spread), (3)	2.767%	2/25/36	Aaa	2,065,967
757	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	4.151%	2/20/47	N/R	702,210
1,401	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3)	4.127%	4/25/43	BB–	1,410,205
70	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 3.750% spread), (3)	6.227%	4/25/43	N/R	71,605
1,441	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (1-Month LIBOR reference rate + 0.190% spread), (3)	2.667%	7/25/37	B2	1,384,608
993	Structured Agency Credit Risk Debt Notes, 2013-DN2, (1-Month LIBOR reference rate + 4.250% spread), (3)	6.727%	11/25/23	BB+	1,084,962
781	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 2.900% spread), (3)	5.377%	7/25/28	AA+	795,013
1,292	Structured Agency Credit Risk Notes, Series 2016-DNA1, (1-Month LIBOR reference rate + 5.550% spread), (3)	8.027%	7/25/28	Baa1	1,519,840
250	Structured Agency Credit Risk Notes, Series 2016-DNA4, (1-Month LIBOR reference rate + 3.800% spread), (3)	6.277%	3/25/29	BB	274,765
1,275	Structured Agency Credit Risk Notes, Series 2016-HQA2, (1-Month LIBOR reference rate + 5.150% spread), (3)	7.627%	11/25/28	Baa3	1,485,151

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$808	Structured Agency Credit Risk Notes, Series 2016-HQA3	11.477%	3/25/29	N/R	$972,831
614	Structured Agency Credit Risk Notes, Series 2016-HQA4, (1-Month LIBOR reference rate + 8.750% spread), (3)	11.227%	4/25/29	N/R	710,929
400	Structured Agency Credit Risk Notes, Series 2017-DNA2, (1-Month LIBOR reference rate + 3.450% spread), (3)	5.927%	10/25/29	BB	432,268
850	Structured Agency Credit Risk Notes, Series 2017-DNA3, (1-Month LIBOR reference rate + 2.500% spread), (3)	4.977%	3/25/30	BB–	870,447
1,050	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 3.550% spread), (3)	6.027%	8/25/29	Ba2	1,129,295
575	Structured Agency Credit Risk Notes, Series 2017-HQA1, (1-Month LIBOR reference rate + 5.000% spread), (3)	7.477%	8/25/29	N/R	633,724
1,675	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 2.350% spread), (3)	4.827%	4/25/30	AAA	1,699,069
750	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.450% spread), (3)	6.927%	4/25/30	N/R	791,916
620	Structured Agency Credit Risk Notes, Series 2017-HQA3, (1-Month LIBOR reference rate + 4.750% spread), (3)	7.227%	10/25/24	A	687,769
380	TMSQ Mortgage Trust, Series 2014-1500, 144A	3.963%	10/10/36	Baa1	372,417
279	Towd Point Mortgage Trust 2018-5, Series TPMT 2018-5, 144A	3.250%	7/25/58	AAA	278,127
759	Towd Point Mortgage Trust 2019-1, 144A	3.750%	3/25/58	AAA	771,196
390	Towd Point Mortgage Trust 2019-SJ1, 144A	3.750%	11/25/58	AAA	389,620
1,650	Towd Point Mortgage Trust 2019-SJ2, 144A	4.250%	11/25/58	AAA	1,659,868
1,020	Vericrest Opportunity Loan Transferee, Series 2017-NP11, 144A	4.625%	10/25/47	N/R	1,010,933
162	Vericrest Opportunity Loan Transferee, Series 2017-NPL9, 144A	3.125%	9/25/47	N/R	161,763
655	Vericrest Opportunity Loan Trust 2019-NPL2, 144A	3.967%	2/25/49	N/R	655,316
285	Vericrest Opportunity Loan Trust 2019-NPL3, 144A	3.967%	3/25/49	N/R	285,311
675	VNO Mortgage Trust, Series 2012-6AVE, 144A	3.448%	11/15/30	A–	672,713
1,086	VOLT LXXII LLC, Series VOLT 2018-NPL8, 144A	4.213%	10/26/48	N/R	1,093,252
1,030	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.409%	10/15/44	Ca	220,316
270	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	3.634%	11/25/36	D	254,201
349	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	3.465%	1/25/37	N/R	318,419
472	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7, (12MTA reference rate + 0.980% spread), (3)	3.425%	7/25/46	Caa3	453,297
1,100	Wells Fargo Commercial Mortgage Trust 2016-C33	3.426%	3/15/59	Aaa	1,117,661
650	Wells Fargo Commercial Mortgage Trust 2017-C39	4.118%	9/15/50	A–	639,914
690	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-LC22	4.694%	9/15/58	BBB–	646,677
1,081	Wells Fargo Mortgage Backed Securities 2019-1 Trust, 144A	4.000%	11/25/48	AAA	1,092,985
730	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	568,406
$176,845	Total Mortgage-Backed Securities (cost $133,255,841)				133,428,384

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 16.1% (11.2% of Total Investments)

$698	AASET 2018-2 US Ltd, Series AASET 2018-2A, 144A	4.454%	11/18/38	A	$707,621
465	Alm Loan Funding Trust, Series 2013-7RA, 144A, (3-Month LIBOR reference rate + 4.040% spread), (3)	6.637%	10/15/28	Baa3	464,979
780	Atlas Senior Loan Fund IX Ltd, 144A, (3-Month LIBOR reference rate + 2.550% spread), (3)	5.142%	4/20/28	BBB–	747,981
234	Avant Loans Funding Trust, Series 2017-B, 144A	3.380%	4/15/21	N/R	233,536
400	Avery Point CLO Limited, Series 2014-5A, 144A, (3-Month LIBOR reference rate + 3.100% spread), (3)	5.688%	7/17/26	Baa3	400,011
370	Avis Budget Rental Car Funding AESOP LLC, 144A	3.450%	3/20/23	Aaa	373,919
680	Bowman Park CLO Limited, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.350% spread), (3)	6.001%	11/23/25	BBB–	680,350
675	Carlyle Global Market Strategies CLO 2014-3R Ltd, 144A, (3-Month LIBOR reference rate + 2.950% spread), (3)	5.532%	7/27/31	BBB–	653,291
410	DB Master Finance LLC, 144A, (WI/DD)	3.787%	5/20/49	N/R	411,107

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$1,118	Domino’s Pizza Master Issuer LLC, Series DPABS 2017-1A, 144A	3.082%	7/25/47	BBB+	$1,104,448
1,135	Drive Auto Receivables Trust 2017-3, Series DRIVE 2017-3, 144A	3.530%	12/15/23	Aa2	1,140,795
1,050	GM Financial Automobile Leasing Trust 2019-1	3.950%	5/22/23	A–	1,057,018
1,209	Hertz Vehicle Financing II LP, 144A	3.710%	3/25/23	Aaa	1,224,143
750	Octagon Investment Partners XVII Ltd, 144A, (3-Month LIBOR reference rate + 2.500% spread), (3)	5.080%	1/25/31	BBB–	710,084
270	Octagon Investment Partners, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	6.097%	4/15/26	A3	270,040
1,005	OneMainirect Auto Receivables Trust 2018-1, Series ODART 2018-1A, 144A	3.850%	10/14/25	A	1,016,638
1,196	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB+	1,204,924
167	Prosper Marketplace Issuance Trust, Series 2017-2A, 144A	3.480%	9/15/23	BBB–	167,563
235	Seneca Park CLO Limited, Asset Backed Securities, Series 2014-1A, 144A, (3-Month LIBOR reference rate + 3.500% spread), (3)	6.088%	7/17/26	Baa3	235,055
1,600	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	4.490%	12/26/25	N/R	1,634,768
115	Sonic Capital LLC, 144A	4.026%	2/20/48	BBB	114,044
445	United Auto Credit Securitization Trust, Series 2017-1, 144A	5.090%	3/10/23	BBB–	448,720
252	Vantage Data Centers Issuer LLC, 144A	4.072%	2/16/43	A–	256,059
665	VoyaLO 2013-3 Ltd, Series INGIM 2013-3ARR, 144A, (3-Month LIBOR reference rate + 2.250% spread), (3)	4.851%	10/18/31	A	649,658
650	Westlake Auto Receivables Trust, Series 2017-1A, 144A	5.050%	8/15/24	BBB–	658,446
1,065	Westlake Auto Receivables Trust, Series 2017-2A, 144A	3.280%	12/15/22	AA–	1,065,114
$17,639	Total Asset-Backed and Mortgage-Backed Securities (cost $17,670,968)				17,630,312
	Total Long-Term Investments (cost $150,926,809)				151,058,696

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 5.3% (3.7% of Total Investments)

	REPURCHASE AGREEMENTS – 4.5% (3.1% of Total Investments)

$4,939	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/19, repurchase price $4,939,729, collateralized by $4,920,000 U.S. Treasury Notes, 2.500%, due 3/31/23, value $5,038,282	1.200%	4/01/19	N/A	$4,939,235

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.8% (0.6% of Total Investments)

850	U.S. Treasury Bills	0.000%	4/09/19	Aaa	849,549
$5,789	Total Short-Term Investments (cost $5,788,781)				5,788,784
	Total Investments (cost $156,715,590) – 142.9%				156,847,480
	Borrowings – (42.1)% (4), (5)				(46,200,000)
	Other Assets Less Liabilities – (0.8)% (6)				(868,368)
	Net Assets Applicable to Common Shares – 100%				$109,779,112

Investments in Derivatives

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(32)	6/19	$(3,918,760)	$(3,975,000)	$(56,240)	$9,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

JMT	Nuveen Mortgage Opportunity Term Fund 2 (continued)
Portfolio of Investments March 31, 2019
(Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$133,428,384	$—	$133,428,384
Asset-Backed Securities	—	17,630,312	—	17,630,312

Short-Term Investments:
Repurchase Agreements	—	4,939,235	—	4,939,235
U.S. Government and Agency Obligations	—	849,549	—	849,549

Investments in Derivatives:
Futures Contracts*	(56,240)	—	—	(56,240)
Total	$(56,240)	$156,847,480	$—	$156,791,240
*	Represent net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)	Borrowings as a percentage of Total Investments is 29.5%.

(5)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(6)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

H15T1Y	U.S. Treasury Yield Curve Rate T Note Constant Maturity 1-Year.

I/O	Interest only security.

LIBOR	London Inter-Bank Offered Rate

WI/DD	Investment, or portion of investment, purchased on a when-issued delayed delivery basis.

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.